Share-Based Compensation (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Share-Based Compensation
Share-Based compensation expense	$ 8,117	$ 13,243	$ 15,863
Restricted share units
Share-Based Compensation
Share-Based compensation expense	7,477	11,245	13,446
Directors Plan
Share-Based Compensation
Share-Based compensation expense	$ 291	$ 210	$ 251
Period after which deferred compensation balance payment may be received by a director	6 months
Directors Plan | Restricted share units
Activity of share units outstanding under directors' deferred compensation plan
Outstanding at the beginning of the period (in shares)	516,983
Granted (in shares)	138,063
Outstanding at the end of the period (in shares)	655,046
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.89
Granted (in dollars per share)	$ 2.00
Outstanding at the end of the period (in dollars per share)	$ 2.70